Investment in Affiliates (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Investments in and Advances to Affiliates [Line Items]
Shares	¥ 316,790	¥ 296,228
Loans	9,942	35,489
Investment in Affiliates	¥ 326,732	¥ 331,717